Supplement to the
Fidelity® Variable Insurance Products
Strategic Income Portfolio Initial Class, Service Class and Service Class 2
April 30, 2022
Prospectus

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Daniel Ushakov (co-manager) has managed the fund since October 2022.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Daniel Ushakov is co-manager of the fund, which he has managed since October 2022. He also manages other funds. Since joining Fidelity Investments in 2017, Mr. Ushakov has worked as a Fixed Income Trader and assistant portfolio manager.

VIPSI-22-01 1.805596.118	October 21, 2022

Supplement to the
Fidelity® Variable Insurance Products
Strategic Income Portfolio Investor Class
April 30, 2022
Prospectus

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Daniel Ushakov (co-manager) has managed the fund since October 2022.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Daniel Ushakov is co-manager of the fund, which he has managed since October 2022. He also manages other funds. Since joining Fidelity Investments in 2017, Mr. Ushakov has worked as a Fixed Income Trader and assistant portfolio manager.

VIPSI-INV-22-01 1.924866.108	October 21, 2022